Income Taxes (Components Of The Corporation's Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Allowance for loan losses	$ 23,956	$ 52,418
Accumulated other comprehensive loss - Interest rate swap	296	572
Accumulated other comprehensive loss - pension plan	11,283	8,576
Intangible assets	1,523	2,156
Deferred compensation	3,733	4,123
OREO devaluations	6,364	7,171
State net operating loss carryforwards		2,812
Other	5,220	4,988
Loans held for sale fair value adjustment	4,585
Tax credit carryforwards	1,269
Valuation allowance		(1,491)
Total deferred tax assets	58,229	81,325
Accumulated other comprehensive income - Unrealized gains on securities	6,824	8,142
Deferred investment income	10,199	10,199
Pension plan	21,567	16,835
Mortgage servicing rights	3,255	3,671
Purchase accounting adjustments	943	2,150
Other	2,006	2,176
Total deferred tax liabilities	44,794	43,173
Net deferred tax assets	$ 13,435	$ 38,152